Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	Codere Online Luxembourg, S.A.
Entity Central Index Key	0001866782
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	7 rue Robert Stümper
Entity Address, Address Line Two	L-2557 Luxembourg
Entity Address, Address Line Three	Grand Duchy of Luxembourg
Entity Address, Postal Zip Code	B255798
City Area Code	34
Local Phone Number	91354 28 19
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false